Common Stock Equivalents (Details Textual) (USD $)	0 Months Ended										1 Months Ended																		3 Months Ended			4 Months Ended			9 Months Ended		12 Months Ended			13 Months Ended	40 Months Ended	49 Months Ended				0 Months Ended				4 Months Ended	9 Months Ended	0 Months Ended					3 Months Ended	9 Months Ended					9 Months Ended
	Dec. 14, 2013	Aug. 26, 2013	Jun. 28, 2013	Apr. 29, 2013	Mar. 31, 2013	Mar. 22, 2013	Jan. 28, 2013	Jan. 13, 2013	Jan. 11, 2013	Dec. 07, 2009	Dec. 14, 2012	Nov. 30, 2012	Nov. 14, 2012 Investor	Oct. 24, 2012	Aug. 31, 2012	Mar. 31, 2012	Jan. 31, 2012	Nov. 30, 2011	Oct. 31, 2011	Sep. 30, 2011	Aug. 31, 2011	Jul. 31, 2011	Feb. 28, 2011	Aug. 31, 2010	Jul. 31, 2010	May 31, 2010	Apr. 30, 2010	Dec. 30, 2009	Sep. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Jun. 11, 2013 ChargingStation	Dec. 31, 2009	Jun. 12, 2013 ChargingStation	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012 Employee	Dec. 31, 2011	Dec. 31, 2010	Dec. 28, 2013 Employee Consultant	Dec. 31, 2012	Sep. 30, 2013	Aug. 21, 2012	Aug. 25, 2010	Apr. 27, 2010	Aug. 26, 2013 President [Member]	Aug. 26, 2013 Warrant [Member]	Jun. 28, 2013 Warrant [Member]	Mar. 22, 2013 Warrant [Member]	Jun. 11, 2013 Warrant [Member]	Sep. 30, 2013 Warrant [Member]	Aug. 26, 2013 Warrant [Member] Chief Executive Officer [Member]	Apr. 29, 2013 Warrant [Member] Chief Executive Officer [Member]	Aug. 26, 2013 Omnibus Incentive Plan [Member]	Mar. 31, 2013 Omnibus Incentive Plan [Member]	Jan. 11, 2013 Omnibus Incentive Plan [Member]	Sep. 30, 2013 Omnibus Incentive Plan [Member]	Sep. 30, 2013 Omnibus Incentive Plan [Member]	Jun. 30, 2013 Omnibus Incentive Plan [Member]	Jan. 02, 2013 Omnibus Incentive Plan [Member]	Sep. 13, 2012 Omnibus Incentive Plan [Member]	Sep. 10, 2012 Omnibus Incentive Plan [Member]	Sep. 30, 2013 Omnibus Incentive Plan [Member] Maximum [Member]	Sep. 30, 2013 Omnibus Incentive Plan [Member] Minimum [Member]	Dec. 31, 2012 Warrants 15 [Member]	Dec. 31, 2012 Warrants 17 [Member]	Dec. 31, 2012 Warrants 20 [Member]	Dec. 31, 2012 Warrants 27 [Member]	Jan. 16, 2012 Warrants 27 [Member]	Jan. 16, 2012 Warrants 28 [Member]	Jan. 16, 2012 Warrants 29 [Member]	Dec. 31, 2012 Warrants 21 [Member]	Mar. 19, 2012 Warrants 21 [Member]	Dec. 31, 2012 Warrants 22 [Member]	Mar. 19, 2012 Warrants 22 [Member]	Dec. 31, 2012 Warrants 25 [Member]	Mar. 19, 2012 Warrants 25 [Member]
Common Stock Equivalents (Textual)
Options granted																																			870,665											10,000	3,433,335		1,008,457				2,253,119	686,665	187,431	5,000,000		856,665
Expiration date of plan																																																								Dec. 01, 2015
Fair value of options issued on date of grant									$ 17,880																																						$ 3,380,926					$ 3,380,926
Expected volatility									760.00%																																						138.00%					138.00%	144.00%	138.00%	435.00%			138.00%
Expected volatility minimum			136.00%																										1.38%																				142.00%	140.00%								760.00%
Expected volatility maximum			143.00%																										1.42%																				146.00%	467.00%
Discount rate									0.43%																																						0.79%					0.79%	0.32%	0.79%	0.30%
Discount rate minimum			0.77%																										0.48%																				0.80%	0.35%								0.30%
Discount rate maximum			0.88%																										0.82%																				1.15%	0.42%								0.79%
Expected life (in years)			3 years 6 months						3 years 6 months																				3 years																		3 years		5 years	3 years		3 years	3 years	3 years	2 years 6 months								3 years 6 months	2 years 6 months
Dividend yield			0.00%						0.00%																				0.00%																		0.00%		0.00%	0.00%		0.00%	0.00%	0.00%	0.00%			0.00%
Recognized compensation expense																																																									526,039	1,565,104
Unrecognized compensation expense																													24,134						24,134							24,134															4,676,757	4,676,757
Expected life for unrecognized compensation expense																																																										2 years 3 months
Expiration Date																																																																	May 05, 2015	Oct. 12, 2015	Dec. 13, 2015	Sep. 22, 2018	Jan. 16, 2016	Jan. 16, 2017	Jan. 16, 2018	Jan. 11, 2016	Mar. 19, 2016	Mar. 19, 2016	Mar. 19, 2017	Dec. 13, 2017	Mar. 19, 2018
Warrants outstanding										446,665																			100,000						100,000		11,295,968				11,295,968	100,000															4,350,000	4,350,000							3,834	50,000	100,000	100,000	300,000	300,000	300,000	50,000	5,000	5,000	5,000	11,800	5,000
Options outstanding																													5,220,665						5,220,665		4,500,000				4,500,000	5,220,665
Additional warrants issued to purchase common stock						848,000																		10,000				500,000	2,550,000					4,990,000																								870,665
Additional warrants issued to purchase common stock value							2,208,000																						368,073						756,695																							884,829
Exercise price of the additional issued warrants			$ 0.01																					$ 51.50				$ 0.60	$ 2.25					$ 2.25																				$ 1.28
Number of accredited investors													2																			14		14
Warrant expiration period			5 years	3 years									3 years																	2 years		3 years		3 years																				3 years
Fair value of warrants issued		3,433,335	40,021	2,200,000									308,000																388,622					1,772,320																				686,833
Options issued under 2012 Omnibus Plan					150,000				12,000
Option exercise price		$ 1.29		$ 1.31	$ 0.50				$ 1.50
Option vesting period					5 years				2 years																															3 years
Option vesting expire date									Jan. 11, 2018																															Dec. 27, 2017
Company issued warrants one						424,000																					55,000
Warrants exercise price one						$ 0.50															$ 2.50						$ 15.00
Company issued warrants with exercise price two						424,000															500,000						50,000
Warrants exercise price two						$ 2.25															$ 5.00						$ 30.00
Vesting period of warrants issued	3 years					5 years										3 years	3 years
Compensation cost related to the vesting of these warrants and options																													4,602,653		7,910,076				142,864	379,514						8,753,975
Proceeds from Issuance of Warrants																										57,500							586,535						75,839
Issuance to non-employee members			5,000
Issuance to non-employee members, cash			1,500																																																							1,100,289
Options yet to be issued			30,000																																30,000													10,000			10,000
Accrued cash fees																																			13,500
Unrecognized expense to be recognized period																																			1 year 3 months
Stock issuance costs								242,000																								287,000			756,695		2,409,524	1,872,820																				1,427,485
Stock option price condition																																			The option price must be at least 100% of the fair market value on the date of grant and if issued to a 10% or greater shareholder must be 110% of the fair market value on the date of the grant.
Number of exerciseable options																													846,665						846,665							846,665
Number Of Warrant Exerciseable																													17,808,339						17,808,339							17,808,339
Number of units issued															250,000	15,000	1,000,000	250,000		100,000		1,277,170	50,000		1,277,170			61,333
Proceeds from issuance of warrants under share exchange agreement																												920,000
Aggregate amount received from sale of warrants																										57,500							586,535						75,839
Description of each unit										Each unit consisted of one share of common stock and a warrant to purchase one share of Company's common stock exercisable at $30.00 per share.														3.0		One share of common stock and a warrant to purchase one share of Company's common stock.							One share of common stock and a warrant to purchase one share of Company's common stock.
Exercise price										$ 30					$ 1.00	$ 1.75	$ 1.75	$ 1.50	$ 1.00	$ 3.00		$ 1.66	$ 20		$ 1.66	$ 30.00	$ 3.0	$ 0.60
Warrants cancelled																												16,667
Sale of common stock for cash										$ 3.00																																		$ 3.00	$ 3.00											$ 1.49					$ 1.35	$ 1.23
Gain on the change in fair value																																							225,579
Loss/Gain on the change in fair value																																	1,182,375						15,589
Outstanding liability for December 31, 2009 derivatives																																							636,220
Outstanding liability for the related derivative liability																																							129,749
Cancellation of outstanding warrants in exchange of shares of common stock																			565,000
Remaining derivative liability associated warrants eliminated																			80,000
Units issued under private placement																										3,834
Company's common stock exercisable price							$ 0.50							$ 1.00												$ 30																																	$ 1.23	$ 1.35
Remaining fair value of derivative liability																			17,500
Increase in number of warrants due to sale of common stock																		250,000		100,000				5,167,565			2,200,000	100,000											100,000
Exercise price of additional warrants issued																								$ 15			$ 15
Additional warrants issued to purchase share of company																								1,033,433			440,000
Company issued warrants with exercise price one																					200,000						5,000
Company issued warrants with exercise price three																								500,000			5,000
Warrants exercise price three																					$ 7.50						$ 42.50
Consulting services																					81,633						32,355
Share-based compensation																								3,896,075			3,099,009
Warrants exercise price four																					$ 10.00			$ 10.00
Company issued warrants with exercise price four																					500,000
Number of common stock issued with warrant													525,000	500,000
Warrants Exercise Price Five													$ 2.25
Company issued warrants with exercise price five													525,000
Compensation cost																		77,993				528,111	483,583
Number of warrants with eliminated reset feature																			7,467,165
Fair value of warrants, estimated on the date of grant, recorded as a derivative liability and related discount of short-term																				20,751
Warrant expiration date	Dec. 13, 2015										Dec. 14, 2017	Nov. 14, 2015		Oct. 25, 2015	Jun. 28, 2017																										Dec. 17, 2015															Jan. 11, 2018
Procurement from equity investment under engagement agreement																																											2,500,000
Warrant issued for service under engagement agreement																																											250,000
Value of warrants on the date of the grant issued																																					8,760,000
Number of employees																																					2			13
Number of consultant																																								3
Employees and consultants to purchase shares of common stock																																								4,500,000
Employees and consultants to purchase shares of common stock average price																																								$ 1.49
Warrants exercise price six	$ 1.00																																								$ 1.59
Company issued warrants with exercise price six	10,000																																								100,000
Company issued warrants with chairman of board of directors	1,800										1,800
Compensation cost related to vesting of options and warrants																																					$ 570,201	$ 1,171,320